Credit Risk - Summary of Reconciliation of Exposures, ECL and Net Carrying Amounts (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure	£ 328,792	£ 316,322
Impairment loss allowances	1,303	785
Assets classified at FVTPL	325	509
Total assets	299,064	288,488	£ 289,381
Loss Impairment: Off Balance Sheet ECL	468	577
Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	285,622	274,715
Impairment loss allowances	1,302	785
On-balance sheet net carrying amount	284,320	273,930
Other items	3,111	2,985
Adjusted net carrying amount	287,431	276,915
Assets classified at FVTPL	4,285	4,336
Non-financial assets	7,348	7,237
Total assets	299,064	288,488
Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	43,170	41,607
Loss Impairment: Off Balance Sheet ECL	75	78
Retail Banking | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	186,476	178,762
Impairment loss allowances	668	522
On-balance sheet net carrying amount	185,808	178,240
Retail Banking | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	26,847	26,018
Loss Impairment: Off Balance Sheet ECL	38	27
Mortgages | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	169,801	165,356
Impairment loss allowances	277	214
On-balance sheet net carrying amount	169,524	165,142
Mortgages | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	13,276	13,432
Loss Impairment: Off Balance Sheet ECL	3	4
Corporate & Commercial Banking | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	17,626	18,391
Impairment loss allowances	577	247
On-balance sheet net carrying amount	17,049	18,144
Corporate & Commercial Banking | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	6,877	5,727
Loss Impairment: Off Balance Sheet ECL	26	15
Corporate & Investment Banking | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	2,785	4,041
Impairment loss allowances	22	14
On-balance sheet net carrying amount	2,763	4,027
Corporate & Investment Banking | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	8,861	9,343
Loss Impairment: Off Balance Sheet ECL	11	36
Corporate Centre | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	78,735	73,521
Impairment loss allowances	35	2
On-balance sheet net carrying amount	78,700	73,519
Corporate Centre | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	585	519
Loss Impairment: Off Balance Sheet ECL	£ 0	£ 0